Acquisition of Netclass Japan (Tables)	12 Months Ended
Sep. 30, 2025
Acquisition of Netclass Japan
Schedule of fair value of the identical assets and liabilities as of acquisition date and the gain on acquisition

	Unaudited
Fair value of assets and liabilities as of the acquisition date:	$
Cash		34,486
Receivables		91,722
Customer list		328,890
Payables		(103,913)
Deferred tax liability		(46,626)
Net assets at acquisition		304,559
Add:
Foreign currency exchange loss		230
Less:
Non-controlling interest		(147,907)
Total consideration paid for acquisition		(17,158)

Bargain purchase gain		$(139,724)